LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Disclosure Of Loans Receivables [Abstract]
LOANS RECEIVABLE [Text Block]

6. LOAN RECEIVABLE

In July 2021, the Company entered into a loan administration agreement with Earlston Investments Corp. ("Earlston") who entered into a separate loan agreement dated May 28, 2021 with Colorado Legacy Lands, LLC ("CLL"), as borrower to provide a bridge loan to CLL in the aggregate principal amount of $4,000 to be funded by sub-participants of which included EMX. The bridge loan included a 12% interest rate per annum, compounded monthly and payable monthly. In consideration for the advance of the loan, CLL agreed to pay Earlston a $160 bonus fee up front and reimburse other loan related expenses.

Pursuant to the loan administration agreement, EMX agreed to fund $2,000 of the bridge loan to CLL as a sub-participant. As such, EMX advanced the total of $1,916 which was $2,000 less its share of the bonus fee being $80 and its share of expenses. During the year ended December 31, 2022, the Company received $144 (2021 - $144) in interest income and the loan balance was repaid in full. As at December 31, 2022 the balance receivable was $Nil (December 31, 2021 - $2,000).